Short-term bonds (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of short-term bonds [line items]
Face value	¥ 48,000,000
Issue Price	29,000,000
Balance as at the end of last year	9,025,535
Issued Amount	20,000,000	¥ 30,000,000	¥ 40,000,000
Interest	76,428
Amortization	(1,087)
Repayment	(24,097,999)
Balance as at the end of year	5,002,877	9,025,535
Long-term bonds [member]
Disclosure of short-term bonds [line items]
Issue Price	35,517,730	35,300,000
Interest	1,507,962	1,439,099
Foreign Exchange Gain	(46,320)
Foreign Currency Transition Differences	(258,936)
Interest Payable	679,458
Short-term bonds [member]
Disclosure of short-term bonds [line items]
Issue Price		41,500,000
Balance as at the end of last year	9,025,535	11,541,454
Issued Amount		30,000,000
Interest		271,467
Amortization		3,651
Repayment		(32,791,037)
Balance as at the end of year		9,025,535	11,541,454
Super short-bond (2018 11th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,500,000
Issuance Date		October 2018
Maturity		180 days
Issue Price		¥ 2,500,000
Coupon Rate		3.20%
Balance as at the end of last year	0	¥ 2,515,816
Issued Amount		0
Interest		23,233
Amortization		403
Repayment		(2,539,452)
Balance as at the end of year		0	2,515,816
Super short-bond (2018 12th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		November 2018
Maturity		90 days
Issue Price		¥ 2,000,000
Coupon Rate		2.78%
Balance as at the end of last year	0	¥ 2,006,575
Issued Amount		0
Interest		6,703
Amortization		432
Repayment		(2,013,710)
Balance as at the end of year		0	2,006,575
Super short-bond (2018 13th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		November 2018
Maturity		180 days
Issue Price		¥ 2,000,000
Coupon Rate		3.10%
Balance as at the end of last year	0	¥ 2,006,841
Issued Amount		0
Interest		23,781
Amortization		(47)
Repayment		(2,030,575)
Balance as at the end of year		0	2,006,841
Super short-bond (2018 14th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		November 2018
Maturity		180 days
Issue Price		¥ 2,000,000
Coupon Rate		3.05%
Balance as at the end of last year	0	¥ 2,005,323
Issued Amount		0
Interest		23,564
Amortization		1,195
Repayment		(2,030,082)
Balance as at the end of year		0	2,005,323
Super short-bond (2018 15th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		November 2018
Maturity		90 days
Issue Price		¥ 2,000,000
Coupon Rate		2.78%
Balance as at the end of last year	0	¥ 2,004,557
Issued Amount		0
Interest		8,531
Amortization		622
Repayment		(2,013,710)
Balance as at the end of year		0	2,004,557
Super short-bond (2018 16th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 1,000,000
Issuance Date		December 2018
Maturity		270 days
Issue Price		¥ 1,000,000
Coupon Rate		3.30%
Balance as at the end of last year	0	¥ 1,002,342
Issued Amount		0
Interest		22,060
Amortization		9
Repayment		(1,024,411)
Balance as at the end of year		0	1,002,342
Super short-bond (2019 1st) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		March 2019
Maturity		90 days
Issue Price		¥ 2,000,000
Coupon Rate		2.40%
Balance as at the end of last year	0	¥ 0
Issued Amount		2,000,000
Interest		11,803
Amortization		0
Repayment		(2,011,803)
Balance as at the end of year		0	0
Super short-bond (2019 2nd) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 5,000,000
Issuance Date		May 2019
Maturity		180 days
Issue Price		¥ 5,000,000
Coupon Rate		2.30%
Balance as at the end of last year	0	¥ 0
Issued Amount		5,000,000
Interest		56,557
Amortization		0
Repayment		(5,056,557)
Balance as at the end of year		0	0
Super short-bond (2019 3rd) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		May 2019
Maturity		90 days
Issue Price		¥ 2,000,000
Coupon Rate		2.30%
Balance as at the end of last year	0	¥ 0
Issued Amount		2,000,000
Interest		11,311
Amortization		0
Repayment		(2,011,311)
Balance as at the end of year		0	0
Super short-bond (2019 4th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		June 2019
Maturity		90 days
Issue Price		¥ 2,000,000
Coupon Rate		2.40%
Balance as at the end of last year	0	¥ 0
Issued Amount		2,000,000
Interest		11,803
Amortization		0
Repayment		(2,011,803)
Balance as at the end of year		0	0
Super short-bond (2019 5th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		June 2019
Maturity		90 days
Issue Price		¥ 2,000,000
Coupon Rate		2.40%
Balance as at the end of last year	0	¥ 0
Issued Amount		2,000,000
Interest		11,803
Amortization		0
Repayment		(2,011,803)
Balance as at the end of year		0	0
Super short-bond (2019 6th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		August 2019
Maturity		90 days
Issue Price		¥ 2,000,000
Coupon Rate		2.20%
Balance as at the end of last year	0	¥ 0
Issued Amount		2,000,000
Interest		10,820
Amortization		0
Repayment		(2,010,820)
Balance as at the end of year		0	0
Super short-bond (2019 7th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 4,000,000
Issuance Date		September 2019
Maturity		60 days
Issue Price		¥ 4,000,000
Coupon Rate		2.20%
Balance as at the end of last year	0	¥ 0
Issued Amount		4,000,000
Interest		14,426
Amortization		0
Repayment		(4,014,426)
Balance as at the end of year		0	0
Super short-bond (2019 8th) [member]
Disclosure of short-term bonds [line items]
Face value		¥ 2,000,000
Issuance Date		September 2019
Maturity		90 days
Issue Price		¥ 2,000,000
Coupon Rate		2.15%
Balance as at the end of last year	0	¥ 0
Issued Amount		2,000,000
Interest		10,574
Amortization		0
Repayment		(2,010,574)
Balance as at the end of year		0	0
Super short-bond (2019 9th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 5,000,000	¥ 5,000,000
Issuance Date	October 2019	October 2019
Maturity	180 days	180 days
Issue Price	¥ 5,000,000	¥ 5,000,000
Coupon Rate	2.09%	2.09%
Balance as at the end of last year	¥ 5,018,170	¥ 0
Issued Amount		5,000,000
Interest	33,977	17,416
Amortization	(754)	754
Repayment	(5,051,393)	0
Balance as at the end of year		5,018,170	0
Super short-bond (2019 10th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000	¥ 2,000,000
Issuance Date	November 2019	November 2019
Maturity	90 days	90 days
Issue Price	¥ 2,000,000	¥ 2,000,000
Coupon Rate	2.00%	2.00%
Balance as at the end of last year	¥ 2,006,098	¥ 0
Issued Amount		2,000,000
Interest	3,934	5,902
Amortization	(196)	196
Repayment	(2,009,836)	0
Balance as at the end of year		2,006,098	0
Super short-bond (2019 11th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000	¥ 2,000,000
Issuance Date	December 2019	December 2019
Maturity	60 days	60 days
Issue Price	¥ 2,000,000	¥ 2,000,000
Coupon Rate	1.80%	1.80%
Balance as at the end of last year	¥ 2,001,267	¥ 0
Issued Amount		2,000,000
Interest	4,722	1,180
Amortization	(87)	87
Repayment	(2,005,902)	0
Balance as at the end of year		¥ 2,001,267	¥ 0
Super short-bond (2020 1st) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	February 2020
Maturity	90 days
Issue Price	¥ 2,000,000
Coupon Rate	1.70%
Issued Amount	¥ 2,000,000
Interest	8,361
Repayment	(2,008,361)
Super short-bond (2020 2nd) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	February 2020
Maturity	60 days
Issue Price	¥ 2,000,000
Coupon Rate	1.50%
Issued Amount	¥ 2,000,000
Interest	4,918
Repayment	(2,004,918)
Super short-bond (2020 3rd) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	April 2020
Maturity	60 days
Issue Price	¥ 2,000,000
Coupon Rate	1.20%
Issued Amount	¥ 2,000,000
Interest	3,945
Repayment	(2,003,945)
Super short-bond (2020 4th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	May 2020
Maturity	90 days
Issue Price	¥ 2,000,000
Coupon Rate	1.20%
Issued Amount	¥ 2,000,000
Interest	5,918
Repayment	(2,005,918)
Super short-bond (2020 5th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	October 2020
Maturity	30 days
Issue Price	¥ 2,000,000
Coupon Rate	1.30%
Issued Amount	¥ 2,000,000
Interest	2,137
Repayment	(2,002,137)
Super short-bond (2020 6th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	November 2020
Maturity	30 days
Issue Price	¥ 2,000,000
Coupon Rate	1.30%
Issued Amount	¥ 2,000,000
Interest	2,137
Repayment	(2,002,137)
Super short-bond (2020 7th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Issuance Date	November 2020
Maturity	30 days
Issue Price	¥ 3,000,000
Coupon Rate	1.40%
Issued Amount	¥ 3,000,000
Interest	3,452
Repayment	(3,003,452)
Super short-bond (2020 8th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Issuance Date	December 2020
Maturity	30 days
Issue Price	¥ 2,000,000
Coupon Rate	1.50%
Issued Amount	¥ 2,000,000
Interest	1,891
Amortization	60
Balance as at the end of year	2,001,951
Super short-bond (2020 9th) [member]
Disclosure of short-term bonds [line items]
Face value	¥ 3,000,000
Issuance Date	December 2020
Maturity	30 days
Issue Price	¥ 3,000,000
Coupon Rate	1.40%
Issued Amount	¥ 3,000,000
Interest	1,036
Amortization	(110)
Balance as at the end of year	¥ 3,000,926